CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)		Total	Lincoln Park [Member]	Convertible Preferred Stock [Member]		Common Stock [Member]		Common Stock [Member] Lincoln Park [Member]		Additional Paid-in Capital [Member]		Additional Paid-in Capital [Member] Lincoln Park [Member]	[2]	Accumulated Deficit [Member]
Balance at the beginning (in shares) at Dec. 31, 2022	[1]			23,237,703
Balance at the beginning at Dec. 31, 2022				$ 4,040
Balance at the beginning (in shares) at Dec. 31, 2022	[1],[2]					138,922
Beginning Balance at Dec. 31, 2022		$ (17,234,376)				$ 13	[2]			$ 59,346,016	[2]			$ (76,580,405)
Issuance of Common Stock and Series A preferred stock upon conversion of convertible notes in connection with the reverse recapitalization (in Shares)	[1]			1,361,787		34,045	[2]
Issuance of Common Stock and Series A preferred stock upon conversion of convertible notes in connection with the reverse recapitalization		13,345,380		$ 13,617,870		$ 3	[2]			13,345,377	[2]
Conversion of Legacy Nuburu convertible preferred stock into Common Stock in connection with the reverse recapitalization (in shares)	[1]			(23,237,703)		580,943	[2]
Conversion of Legacy Nuburu convertible preferred stock into Common Stock in connection with the reverse recapitalization		1,776		$ (4,040)		$ 59	[2]			1,717	[2]
Issuance of Common Stock and Series A preferred stock upon the reverse recapitalization, net of issuance costs (in shares)	[1]			1,481,666		80,844	[2]
Issuance of Common Stock and Series A preferred stock upon the reverse recapitalization, net of issuance costs		(18,071,768)		$ 14,816,660		$ 9	[2]			(18,071,777)	[2]
Issuance of Common Stock and Series A preferred stock to satisfy certain reverse recapitalization costs (in shares)	[1]			195,452		4,887	[2]
Issuance of Common Stock and Series A preferred stock to satisfy certain reverse recapitalization costs		(1,954,540)		$ 1,954,520						(1,954,540)	[2]
Recognition of Public Warrants upon the reverse recapitalization		(1,336,863)								(1,336,863)	[2]
Issuance of Common Stock from the Lincoln Park Purchase Agreement, shares	[1],[2]							42,048
Issuance of Common Stock from the Lincoln Park Purchase Agreement			$ 2,099,997					$ 4	[2]			$ 2,099,993
Issuance of Common Stock warrants in connection with the June 2023 Convertible Notes (net of issuance cost of $160,345)		2,351,414								2,351,414	[2]
Issuance of Common Stock upon conversion of convertible preferred stock (in Shares)	[1]			(650,000)
Issuance of Common Stock upon conversion of convertible preferred stock				$ (6,500,000)
Issuance of Common Stock upon conversion of convertible preferred stock (in Shares)	[1],[2]					32,500
Issuance of Common Stock upon conversion of convertible preferred stock		6,500,000				$ 3	[2]			6,499,997	[2]
Issuance of Common Stock from option exercises, shares	[1],[2]					129
Issuance of Common Stock from option exercises		6,999								6,999	[2]
Issuance of Common Stock from releases of restricted stock units, shares	[1],[2]					9,793
Issuance of Common Stock from releases of restricted stock units	[2]					$ 2				(2)
Restricted stock units used for tax withholdings, shares	[1],[2]					(1,749)
Restricted stock units used for tax withholdings		(33,903)				$ (1)	[2]			(33,902)	[2]
Stock-based compensation		2,490,409								2,490,409	[2]
Net loss		$ (20,710,446)												(20,710,446)
Balance at the ending (in shares) at Dec. 31, 2023		2,388,905		2,388,905	[1],[3]
Balance at the ending at Dec. 31, 2023		$ 23,889,050		$ 23,889,050
Balance at the ending (in shares) at Dec. 31, 2023	[1],[2],[3]					922,362
Ending Balance at Dec. 31, 2023		(32,545,921)				$ 92	[2],[3]			64,744,838	[2],[3]			(97,290,851)
Issuance of Common Stock (in shares)	[3]					40,000
Issuance of Common Stock		200,000				$ 4	[3]			199,996	[3]
Issuance of Common Stock from releases of restricted stock units, shares	[3]					1,237
Issuance of Common Stock from releases of restricted stock units	[3]					$ 1				(1)
Restricted stock units used for tax withholdings, shares	[3]					(285)
Restricted stock units used for tax withholdings		(1,873)				$ (1)	[3]			(1,872)	[3]
Stock-based compensation		614,115								614,115	[3]
Net loss		(5,705,098)												(5,705,098)
Balance at the ending (in shares) at Mar. 31, 2024	[3]			2,388,905
Balance at the ending at Mar. 31, 2024				$ 23,889,050
Balance at the ending (in shares) at Mar. 31, 2024	[3]					963,314
Ending Balance at Mar. 31, 2024		$ (37,434,715)				$ 96	[3]			65,557,076	[3]			(102,991,887)
Balance at the beginning (in shares) at Dec. 31, 2023		2,388,905		2,388,905	[1],[3]
Balance at the beginning at Dec. 31, 2023		$ 23,889,050		$ 23,889,050
Balance at the beginning (in shares) at Dec. 31, 2023	[1],[2],[3]					922,362
Beginning Balance at Dec. 31, 2023		(32,545,921)				$ 92	[2],[3]			64,744,838	[2],[3]			(97,290,851)
Net loss		(18,343,981)
Ending Balance at Jun. 30, 2024		$ (34,793,016)
Balance at the beginning (in shares) at Dec. 31, 2023		2,388,905		2,388,905	[1],[3]
Balance at the beginning at Dec. 31, 2023		$ 23,889,050		$ 23,889,050
Balance at the beginning (in shares) at Dec. 31, 2023	[1],[2],[3]					922,362
Beginning Balance at Dec. 31, 2023		(32,545,921)				$ 92	[2],[3]			64,744,838	[2],[3]			(97,290,851)
Net loss		(22,689,706)
Ending Balance at Sep. 30, 2024		$ (36,311,850)
Balance at the beginning (in shares) at Dec. 31, 2023		2,388,905		2,388,905	[1],[3]
Balance at the beginning at Dec. 31, 2023		$ 23,889,050		$ 23,889,050
Balance at the beginning (in shares) at Dec. 31, 2023	[1],[2],[3]					922,362
Beginning Balance at Dec. 31, 2023		(32,545,921)				$ 92	[2],[3]			64,744,838	[2],[3]			(97,290,851)
Issuance of Common Stock (in shares)	[1],[2]					40,000
Issuance of Common Stock		$ 200,000				$ 4	[2]			199,996	[2]
Fractional shares issued for stock split, shares	[1],[2]					25,635
Fractional shares issued for stock split	[2]					$ 3				(3)
Common stock issued for services, shares		12,500				12,500	[1],[2]
Common stock issued for services		$ 1				$ 1	[2]
Issuance of Common Stock to extinguish debt		$ 25,051,755				$ 1,924	[2]			25,049,831	[2]
Issuance of Common Stock to extinguish debt, shares	[1],[2]					19,234,912
Issuance of Common Stock from option exercises, shares		0
Issuance of Common Stock from releases of restricted stock units, shares	[1],[2]					52,789
Issuance of Common Stock from releases of restricted stock units	[2]					$ 6				(6)
Restricted stock units used for tax withholdings, shares	[1],[2]					(13,960)
Restricted stock units used for tax withholdings		$ (73,204)				$ (2)	[2]			(73,202)	[2]
Issuance of warrants		2,180,522								2,180,522	[2]
Stock-based compensation		1,866,095								1,866,095	[2]
Net loss		$ (34,515,754)												(34,515,754)
Balance at the ending (in shares) at Dec. 31, 2024		2,388,905		2,388,905	[1]
Balance at the ending at Dec. 31, 2024		$ 23,889,050		$ 23,889,050
Balance at the ending (in shares) at Dec. 31, 2024	[1],[2]					20,274,238
Ending Balance at Dec. 31, 2024		(37,836,506)				$ 2,028	[2]			93,968,071	[2]			(131,806,605)
Balance at the beginning (in shares) at Mar. 31, 2024	[3]			2,388,905
Balance at the beginning at Mar. 31, 2024				$ 23,889,050
Balance at the beginning (in shares) at Mar. 31, 2024	[3]					963,314
Beginning Balance at Mar. 31, 2024		(37,434,715)				$ 96	[3]			65,557,076	[3]			(102,991,887)
Net loss		(12,638,883)
Ending Balance at Jun. 30, 2024		(34,793,016)
Net loss		(4,345,725)
Ending Balance at Sep. 30, 2024		$ (36,311,850)
Balance at the beginning (in shares) at Dec. 31, 2024		2,388,905		2,388,905	[1]
Balance at the beginning at Dec. 31, 2024		$ 23,889,050		$ 23,889,050
Balance at the beginning (in shares) at Dec. 31, 2024	[1],[2]					20,274,238
Beginning Balance at Dec. 31, 2024		(37,836,506)				$ 2,028	[2]			93,968,071	[2]			(131,806,605)
Reclassification of convertible preferred stock from mezzanine equity to current liabilities, (in shares)				(2,388,905)
Reclassification of convertible preferred stock from mezzanine equity to current liabilities				$ (23,889,050)
Issuance of Common Stock to extinguish debt		3,789,132				$ 5,438				3,783,694
Issuance of Common Stock to extinguish debt, shares						15,551,122
Issuance of Common Stock upon exercise of pre-funded warrants		934				$ 1,301				(367)
Issuance of Common Stock upon exercise of pre-funded warrants (in Shares)						13,008,304
Contributions from related party		110,000								110,000
Deemed dividend in connection with modification of pre-funded warrants		(936)								(936)
Reclassification of convertible preferred stock from mezzanine equity to liability		10,398,050												10,398,050
Stock-based compensation		571,708								571,708
Net loss		(14,020,050)												(14,020,050)
Balance at the ending (in shares) at Mar. 31, 2025						48,833,664
Ending Balance at Mar. 31, 2025		$ (36,987,668)				$ 8,767				$ 98,432,170				$ (135,428,605)

[1]	The number of shares of convertible preferred stock and common stock issued and outstanding prior to the Business Combination have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Business Combination. See Note 1 - Description of Business and Note 3 - Reverse Recapitalization for more information.
[2]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.
[3]	(1) Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.